OTHER NON-CURRENT LIABILITIES - Other Non-Current Liabilities by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pascua-Lama
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	$ 167	$ 162
Bulyanhulu and Buzwagi [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Shareholder loan	60	82
Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	408	398
Shareholder loan	407	383
Revenues from streaming arrangements
Revenue	1,429	1,118
Pueblo Viejo [Member] | Royal Gold
Revenues from streaming arrangements
Revenue	30	36
Subsidiaries [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Long-term income tax payable	80	165
Non-current provision for decommissioning, restoration and rehabilitation costs	36	34
Other non-current financial liabilities	16	17
Other liabilities (note 29)	1,174	1,241
Revenues from streaming arrangements
Revenue	$ 12,922	$ 11,397